Stock-Based Compensation (Details 1) - Omnibus Incentive Plan 2014 - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Outstanding, Balance at the beginning		9,142,273	870,000
Granted			2,393,501
Expired			(48,000)
Forfeited			(427,000)
Outstanding, Balance at the ending			9,142,273	870,000
Stock Option
Number of Shares
Outstanding, Balance at the beginning		2,405,000	1,130,000
Granted		1,262,642	1,750,000
Expired		(196,875)	(48,000)
Forfeited		(153,125)	(427,000)
Outstanding, Balance at the ending		3,317,642	2,405,000	1,130,000
Exercisable		1,807,333	859,417
Vested and Expected to Vest			2,405,000
Weighted Average Exercise Price
Outstanding, Balance at the beginning		$ 0.33	$ 0.60
Exercise Price		0.30	0.30
Expired		0.26	2.57
Forfeited		0.26	0.66
Outstanding, Balance at the ending		0.33	0.33	$ 0.60
Exercisable		$ 0.43	0.37
Vested and expected to vest			$ 0.33
Weighted Average Remaining Contractual Term (Years)		8 years 7 months 2 days	8 years 8 months 16 days	6 years 10 months 21 days
Weighted Average Remaining Contractual Term (Years), Exercisable		7 years 10 months 24 days	7 years 4 months 21 days
Weighted Average Remaining Contractual Term (Years), Vested and Expected to Vest			8 years 8 months 16 days
Aggregate Intrinsic Value	[1]		$ 182,000
Aggregate Intrinsic Value, Exercisable	[1]		36,458
Aggregate Intrinsic Value, Vested and Expected to Vest	[1]		$ 182,000

[1]	The aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company's stock exceeded the exercise price of the stock options at December 31, 2018 for those stock options for which the quoted market price was in excess of the exercise price ("in-the-money options").